UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage Securities Trust

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	12
Expense Example	13
Portfolio of Investments	15
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Notes to Financial Statements	35
Financial Highlights	53
Liquidity Risk Management Program	58
Privacy Notice	59

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2020

Total Return for the 6 Months Ended April 30, 2020
Class A		Class L		Class I		Class C		Class IS		Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
–	5.18%	–	5.37%	–	5.00%	–	5.57%	–	4.98%	3.84%	0.92%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

After a turbulent close to 2019, and a promising start to 2020 with credit spreads beginning to tighten again, the global spread of COVID-19 roiled nearly all markets in March 2020 and became the central focus of nearly every business, household and certainly the stock market. The positive fundamental credit environment in both the U.S. and Europe quickly turned negative as large segments of the economy shut down, and the backdrop of low unemployment quickly changed with a surge of service sector layoffs. Governments and central banks responded swiftly with unprecedented stimulus, including massive central bank purchases and direct cash payments to taxpayers, as well as support for small businesses and industries particularly affected by the coronavirus. These measures are likely to help cushion the impact from coronavirus, but the effects will still be significant and will vary across different sectors.

Over the six-month period, spreads in the more credit-oriented sectors of the securitized market gapped wider due to the COVID-19-related turbulence, with AAA-rated spreads widening over 300 basis points at the March 2020 lows, and BBB-rated and BB-rated spreads widening, in some instances by more than 1,000 basis points at their lows.(i) The securitized market partially rebounded in April 2020, with spreads tightening to varying degrees, although spreads remained materially wider across all sectors than their pre-COVID-19 levels. There was a clear tiering in the recovery, with higher quality assets and securities that received support from the Federal Reserve (Fed) recovering most significantly, while more credit-sensitive securities languished. While an enormous amount of stimulus was put in place during March and April 2020, the broad economic shutdown and corresponding surge in unemployment will still likely lead to a spike in delinquencies and defaults across most securitized sectors.

We expect spreads to tighten further in the coming months as the actual delinquencies and defaults coming in lessen some of the market's fears, but we expect securitized credit spreads to remain well above February 2020 spread levels as risk conditions will likely remain elevated for a while.

In the period, agency mortgage-backed securities (MBS) was the best performing sector, bolstered by the Fed's purchase program and the market's pursuit of liquidity

(i)  Source: Bloomberg L.P. Data as of April 30, 2020.

and high credit quality assets. Current coupon agency MBS nominal spreads widened 20 basis points to 120 basis points above interpolated U.S. Treasuries in the six-month period.(i) The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") returned 3.84% over the six-month period, underperforming the Bloomberg Barclays U.S. Treasury Index, which returned 7.95% over the same period, as lower interest rate levels have exacerbated prepayment concerns.(ii) The duration of the Index shortened 1.6 years to 1.3 years at the end of April 2020, the lowest duration levels since 2016.(ii) Thirty-year mortgage rates fell significantly during the six-month period to 3.23% at the end of April 2020, the lowest rate in U.S. history.(iii) Lower mortgage rates helped support home affordability, but also increased mortgage financing risk for agency MBS. Despite these record low mortgage rates, we expect mortgage prepayments to remain relatively muted in the coming months as the business disruptions and inefficiencies from the work-from-home environment slow refinance activity.

In response to the economic turmoil caused by the coronavirus contagion, the Fed purchased over $260 billion worth of agency MBS since March 16, 2020, completely reversing the portfolio reduction plan that had been in place since late 2017; during the six-month period, the Fed's MBS portfolio had trickled down to $1.34 trillion from $1.45 trillion before the purchasing program restarted.(iv) As a result, the Fed's MBS portfolio saw a net increase of $151 billion to $1.60 trillion over the six-month period.(iv) The Fund's allocation to fixed-rate pass-through agency MBS performed in line with the Index and was the only source of positive returns on the period. Demand for specified pools collapsed in March 2020 as the demand for liquidity in the to-be-announced (TBA) market outweighed the better prepayment characteristics of specified pools; specified pool pay-ups weakened by more than a point in many cases. The Fund's agency collateralized mortgage obligations (CMO) positions, which are primarily alternatives to specified pools, also underperformed the Index during the period, as the liquidity of pass-throughs became more valuable. We believe that although the Fed's support in the market will continue for a sustained period of time, there is little upside to this sector from current levels and considerable upside to more credit-oriented opportunities. Overall, we think agency MBS looks moderately attractive versus U.S. Treasuries and versus U.S. investment grade corporate bonds, but expensive versus high quality credit opportunities within the securitized market. Within agency MBS, we generally favor specified pools over TBA securities. Specified pools cheapened meaningfully relative to TBAs in March and April 2020, and in our view now offer better convexity profiles and relative value versus TBA agency MBS.

(i)  Source: Bloomberg L.P. Data as of April 30, 2020.

(ii)  Source: Bloomberg Barclays. Data as of April 30, 2020.

(iii)  Source: Mortgage News Daily. Data as of April 30, 2020.

(iv)  Source: The Federal Reserve. Data as of April 30, 2020.

U.S. non-agency residential mortgage-backed securities (RMBS) spreads gapped wider during the period as prices fell sharply with credit concerns increasing in March 2020. The U.S. Treasury department announced new mortgage policies, allowing some forbearance on mortgages backed by government-sponsored entities and putting a temporary moratorium on foreclosures and evictions. While these new policies explicitly apply to "federally backed" mortgages (agency MBS), we expect many servicers to also apply these new policies to non-agency mortgages as well, as part of "standard mortgage practices." U.S. non-agency RMBS spreads tightened in April 2020, but still lagged behind the spread tightening in the asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) markets. AAA non-agency MBS spreads tightened roughly 50 basis points from the 275-300 basis point range to 225-250 basis points in April 2020.(v)

New issuance remained very light at the end of the period, with two deals totaling less than $1 billion pricing in April 2020.(i) Spreads will likely need to tighten further to increase new issuance, as current spreads represent uneconomic financing levels for new loan origination. Investors are still waiting to see the impact of the spike in jobless claims and the impact of the mortgage forbearance program. Early reports from mortgage servicers indicated that both the rise in delinquencies and mortgage forbearance claims were less than initially anticipated, but we are still very early in the cycle and performance could deteriorate. That said, we believe most non-agency RMBS to be resilient to this market stress. The borrowers within legacy non-agency RMBS have been through a similar environment during the financial crisis, and currently their loan-to-value ratios are substantially lower after 10 years of loan amortization. Post-financial crisis 2.0 non-agency RMBS has been structured to withstand high levels of defaults, having used the financial crisis as a stress test. Structural credit support levels are high on 2.0 RMBS, and loan underwriting standards are substantially improved from pre-crisis loan origination. We remain positive on senior non-agency RMBS with high levels of structural credit support, but we are cautious on more credit-sensitive subordinate non-agency RMBS.

U.S. ABS spreads also jumped wider during the period, with AAA-rated spreads widening by 200 basis points at one point in March 2020 before settling down to near pre-COVID-19 levels by April month end.(vi) Credit card and auto ABS fared substantially better than sectors that are likely more vulnerable to impacts from coronavirus such as unsecured consumer loans and aircraft ABS. Liquidity was also a big differentiator, with less liquid sectors such as mortgage-servicing-related ABS also experiencing significant price declines. The more-vulnerable ABS sectors have continued to trade at substantially wider spreads but were finally seeing a small increase in demand by the end of the period. We are neutral on credit card ABS at current spread levels, but still find attractive value in auto ABS, consumer loans, senior aircraft ABS and mortgage-related ABS. We generally prefer more senior classes with high levels of structural credit support across all of these ABS sectors, as we still anticipate significant increases in

(i)  Source: Bloomberg L.P. Data as of April 30, 2020.

(v)  Source: Wells Fargo. Data as of April 30, 2020.

(vi)  Source: JP Morgan. Data as of April 30, 2020.

delinquencies and defaults across most of these markets in the coming months. We saw modest ABS issuance in April 2020, with less than $10 billion in new issue transactions, mostly backed by auto loans, but we expect to see an increase in ABS issuance in the coming months, aided by the Fed's new $100 billion term asset-backed securities loan facility (TALF) financing program.

U.S. CMBS also experienced substantial spread widening, with AAA-rated spreads 200 to 300 basis points wider at the March 2020 lows and narrowing by the end of April to only 50 to 100 basis point wider than pre-COVID-19 levels, on average.(vii) The inclusion of secondary CMBS in the TALF program could give a significant boost to AAA CMBS demand. There was still a significant divergence in spreads between different CMBS sub-sectors, with residential-related and office CMBS trading substantially better than hotels and shopping centers. Despite the spread differential, we still favor CMBS collateralized by higher quality properties and remain cautious on CMBS in more problematic sectors. We anticipate continued fundamental stress for both hotels and shopping centers for the remainder of 2020, and we expect to see a significant rise in defaults and/or requests for loan modifications in these markets. We had reduced our shopping center exposure significantly over the past several years and our hotel exposure is relatively minimal as well. CMBS new issuance was non-existent in April 2020, but we expect to see the new issuance market improve in May. We increased our U.S. CMBS exposure during April 2020 as we believe the fundamentals of residential and office CMBS to be relatively more resilient to coronavirus impacts.

Over the period, European RMBS spreads also jumped wider in March 2020, but fared better than their U.S. equivalents. There was significantly less distressed selling in Europe than in the U.S., and the European Central Bank (ECB) announced a €750 billion pandemic emergency asset purchase program, which helped lend support to the European markets. European CMBS also performed better than U.S. CMBS in the period, although securities backed by hotels and shopping centers still suffered. European ABS spreads also widened, with credit cards and auto loans performing better than small business loans and unsecured consumer loans. Spreads tightened in April 2020, as limited supply and increasing demand helped push spreads tighter.(i) Overall, we have found better relative value in most U.S. sectors over European securitized sectors. The U.S. markets fell further in March 2020 and we believe still have more recovery potential than European markets. There was no European securitized issuance in April 2020.

(i)  Source: Bloomberg L.P. Data as of April 30, 2020.

(vii)  Source: Bank of America. Data as of April 30, 2020.

Performance Analysis

All share classes of the Fund underperformed both the Index and the Lipper U.S. Mortgage Funds Index for the six months ending April 30, 2020, assuming no deduction of applicable sales charges.

The Fund had a challenging six months on both a relative and absolute performance basis. Securitized sectors that are more sensitive to coronavirus impacts are those relating to travel and shopping, such as aircraft ABS and hotel and retail CMBS; these sectors, along with unsecured consumer ABS, experienced substantial price declines as credit concerns escalated. Despite having relatively low exposure to CMBS and ABS, the Fund's exposure to these sectors generated a material negative performance impact, which was driven by aircraft and consumer ABS and hotel and conduit CMBS. The Fund's exposure to U.S. non-agency RMBS was the largest detractor from performance during the period, as rising credit concerns pushed spreads wider during March 2020. That being said, we believe that most U.S. non-agency RMBS will be largely resilient to increased delinquencies and rising defaults, as these bonds have high levels of structural credit support.

The Fund's only source of positive returns during the period was its allocation to agency MBS, which benefited from both the government guarantee backing these bonds and the Fed's renewed asset purchase program.

We expect to see spreads continue to tighten across most securitized sectors through the remainder of the second quarter of 2020. The distressed selling and forced liquidations that took place in March 2020 largely subsided during April, and new capital appears to be flowing into the market. Spreads will likely remain materially wider than pre-coronavirus levels, given the elevated economic risks from the virus, but should tighten from current levels as some of the market overreaction and forced selling pressures dissipate. We believe the current market environment represents an attractive investment opportunity, as we believe that current spreads overcompensate for actual credit risks. We will be closely watching delinquency and defaults levels in the coming months, but generally, we believe that structural credit protections on most securities will be sufficient to withstand this expected surge in delinquencies and defaults.

We are focused on increasing exposure to sectors that we believe will likely be more resilient to the economic impacts from coronavirus, namely residential real estate related securities, auto loan ABS, and CMBS collateralized by office buildings, residential properties, and warehouse or logistics centers. We are looking to reduce exposure to unsecured consumer loans, small business loans, hotels, shopping centers and airplanes. Agency MBS seems to offer fair value at current levels, but we generally favor credit-related securitized opportunities at current valuations.

From a duration perspective, we continue to run our portfolio slightly short, both from an absolute perspective and relative to the Index. With current interest rates at historically low levels, we believe there is minimal upside to duration positioning. Also, if the economy begins to recover in the coming months, we believe interest rates could go meaningfully higher given the substantial amount of both fiscal and monetary stimulus.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/20
Mortgages — Other	36.4%
Asset-Backed Securities	34.4
Agency Fixed Rate Mortgages	19.9
Commercial Mortgage-Backed Securities	3.9
Short-Term Investments	3.2
Collateralized Mortgage Obligations — Agency Collateral Series	2.1
Corporate Bonds	0.1

*  Does not include open long/short futures contracts with a value of $95,991,953 and net unrealized appreciation of $1,214,237. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,272,470.

LONG-TERM CREDIT ANALYSIS as of 04/30/20
AAA	36.07%
AA	4.58
A	7.42
BBB	4.30
BB	8.37
B or Below	12.81
Not Rated	26.45

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2020
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class L Shares** (since 07/28/97) MTGCX		Class I Shares† (since 07/28/97) MTGDX		Class C Shares†† (since 04/30/15) MSMTX		Class IS Shares††† (since 06/15/18) MORGX
1 Year	–1.65 –4.86(4)	%(3)	–1.96 —	%(3)	–1.24 —	%(3)	–2.40 –3.34(4)	%(3)	–1.21 —	%(3)
5 Years	2.81 2.13(4)	(3)	2.51 —	(3)	3.18 —	(3)	2.02 2.02(4)	(3)	— —
10 Years	4.24 3.89(4)	(3)	3.88 —	(3)	4.61 —	(3)	— —		— —
Since Inception	4.30 4.15(4)	(3)	3.72 —	(3)	4.50 —	(3)	2.02 2.02(4)	(3)	1.72 —	(3)
Gross Expense Ratio	1.20		1.71		0.94		1.92		21.33

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C shares and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mae (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/19 – 04/30/20.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/19	04/30/20	11/01/19 – 04/30/20
Class A
Actual (–5.18% return)	$1,000.00	$948.20	$4.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97
Class L
Actual (–5.37% return)	$1,000.00	$946.30	$6.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.47
Class I
Actual (–5.00% return)	$1,000.00	$950.00	$3.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.43	$3.47
Class C
Actual (–5.57% return)	$1,000.00	$944.30	$8.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.72
Class IS
Actual (–4.98% return)	$1,000.00	$950.20	$3.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.68	$3.22

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.29%, 0.69%, 1.74% and 0.64% for Class A, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.15%, 1.55%, 0.88%, 1.86% and 17.48% for Class A, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (20.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$975		3.00%	04/01/50	$1,006,268
535		3.50	08/01/49	549,546
287		4.00	07/01/49	296,088
(a)		10.00	05/01/20 - 12/01/20	17
	Gold Pools:
716		3.50	01/01/44 - 05/01/49	751,827
807		4.00	12/01/41 - 10/01/44	880,134
981		4.50	03/01/41 - 01/01/49	1,078,752
95		5.00	12/01/40 - 05/01/41	106,789
15		5.50	07/01/37	17,078
19		6.00	12/01/37	21,338
15		6.50	06/01/29 - 09/01/33	16,521
46		7.50	05/01/35	55,786
23		8.00	08/01/32	27,356
36		8.50	08/01/31	44,611
(a)		10.00	10/01/21	34
	Federal National Mortgage Association,
	Conventional Pools:
1,978		2.50	09/01/49 - 03/01/50	2,055,080
632		3.00	02/01/50	667,954
4,316		3.50	09/01/42 - 11/01/49	4,520,943
2,365		4.00	04/01/45 - 01/01/49	2,571,903
2,191		4.50	08/01/40 - 08/01/49	2,321,112
1,113		5.00	11/01/40 - 01/01/49	1,217,775
10		5.50	08/01/37	11,764
422		6.50	02/01/28 - 12/01/33	473,228
14		7.00	07/01/23 - 06/01/32	14,037
56		7.50	08/01/37	68,516
61		8.00	04/01/33	75,447
58		8.50	10/01/32	70,883
42		9.50	04/01/30	47,290
	May TBA:
3,000	(b)	2.50	06/01/50	3,119,948
4,000	(b)	3.50	06/01/50	4,231,664

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	Various Pools:
$485		3.50%		10/20/44 - 05/20/45	$524,487
917		4.00		07/15/44 - 12/20/49	975,802
2,776		4.50		12/20/48 - 12/20/49	2,927,488
2,235		5.00		05/20/41 - 06/20/49	2,388,146
657		5.50		02/20/49 - 10/20/49	711,894
	Total Agency Fixed Rate Mortgages (Cost $33,010,137)				33,847,506
	Asset-Backed Securities (35.6%)
222	Aaset Trust (c)	3.844		05/15/39	184,200
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	1.267	(d)	10/25/33	345,676
400	American Credit Acceptance Receivables Trust (c)	4.84		04/14/25	311,526
600	American Homes 4 Rent (c)	5.885		04/17/52	591,544
	American Homes 4 Rent Trust
520	(c)	5.639		04/17/52	535,244
600	(c)	6.231		10/17/36	605,157
618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	1.312	(d)	04/25/34	546,684
	Amortizing Residential Collateral Trust
579	1 Month USD LIBOR + 0.50%	0.987	(d)	12/25/30	536,971
293	1 Month USD LIBOR + 0.76%	1.247	(d)	10/25/32	261,122
229	1 Month USD LIBOR + 0.64%	1.587	(d)	10/25/31	216,869
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
296	1 Month USD LIBOR + 1.88%	2.362	(d)	04/25/34	288,350
548	5.63% - 1 Month USD LIBOR	3.416	(e)	12/25/33	532,978
	Avant Loans Funding Trust
300	(c)	4.65		04/15/26	229,239
200	(c)	4.79		05/15/24	196,277
	Bear Stearns Asset-Backed Securities Trust
8	1 Month USD LIBOR + 0.32%	0.807	(d)	01/25/47	7,797
190	1 Month USD LIBOR + 1.30%	2.247	(d)	10/27/32	181,586
190	1 Month USD LIBOR + 1.95%	2.437	(d)	12/25/42	185,829
291		4.188	(d)	07/25/36	282,947
558	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (c)	1.118	(d)	10/20/40	446,989
142	CAM Mortgage Trust (c)	5.00	(d)	12/01/65	142,780
250	Carnow Auto Receivables Trust (c)	3.36		06/17/24	246,515

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Cascade Funding Mortgage Trust
	$916	(c)	4.00	(d)%	06/25/69	$743,293
	1,265	(c)	4.489	(d)	12/25/29	986,700
	881	Cascade MH Asset Trust (c)	4.00	(d)	11/25/44	902,462
	191	Cendant Mortgage Corp. (c)	6.00	(d)	07/25/43	200,627
	180	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (c)	2.118	(d)	03/20/43	175,191
	800	Citicorp Residential Mortgage Trust	5.266		03/25/37	809,226
	399	Conn's Receivables Funding 2018-A LLC (c)	6.02		01/15/23	387,444
		Conn's Receivables Funding 2019-A LLC
	558	(c)	4.36		10/16/23	534,736
	744	(c)	5.29		10/16/23	436,323
		Conn's Receivables Funding LLC
	400	(c)	3.62		06/17/24	338,962
	2,000	(c)	4.60		06/17/24	1,169,954
	473	(c)	5.95		11/15/22	471,955
		Countrywide Asset-Backed Certificates
	58	1 Month USD LIBOR + 0.62% (c)	1.107	(d)	06/25/33	57,484
	700	1 Month USD LIBOR + 1.73%	2.212	(d)	05/25/35	677,685
		Credit-Based Asset Servicing & Securitization LLC
	246	1 Month USD LIBOR + 1.60% (c)	2.087	(d)	09/25/35	241,341
	66	1 Month USD LIBOR + 3.08%	3.562	(d)	08/25/30	65,079
	240	(c)	6.75		05/25/36	254,677
	400	DT Auto Owner Trust (c)	4.94		02/17/26	308,902
	785	ECAF I Ltd. (Ireland) (c)	4.947		06/15/40	694,913
	166	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (c)	1.987	(d)	11/25/30	161,582
EUR	523	European Residential Loan Securitisation 2019-NPL1, 1 Month EURIBOR + 2.00% (Ireland)	1.582	(d)	07/24/54	505,902
	$200	Exeter Automobile Receivables Trust (c)	5.38		07/15/25	192,226
CAD	650	Fairstone Financial Issuance Trust I (Canada) (c)	3.948		03/21/33	464,430
	$159	FCI Funding 2019-1 LLC (c)	3.63		02/18/31	160,054
		Finance of America HECM Buyout
	1,100	(c)	3.50		12/27/49	1,089,000
	1,260	(c)	4.048	(d)	02/25/30	1,260,000
	2,000	(c)	6.00	(d)	02/25/30	1,400,000

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Finance of America Structured Securities Trust
	$2,000	(c)	5.682	(d)%	04/25/29	$1,600,000
	1,500	(c)	6.00	(d)	04/25/29	1,050,000
	237	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (c)	0.848	(d)	02/27/35	208,639
	364	FREED ABS Trust (c)	4.61		10/20/25	344,425
	828	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.28%	1.762	(d)	02/25/33	791,784
	372	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967		12/15/44	293,224
	450	GLS Auto Receivables Issuer Trust (c)	4.94		12/15/25	451,733
EUR	473	Grand Canal Securities GCS 2 A REGS, 1 Month EURIBOR + 1.00% (Ireland)	0.582	(d)	12/24/58	444,400
	$500	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (c)	3.101	(d)	07/17/37	392,154
	600	Invitation Homes Trust, 1 Month USD LIBOR + 2.00% (c)	2.751	(d)	03/17/37	555,879
	226	JOL Air Ltd. (Cayman Islands) (c)	3.967		04/15/44	181,422
	448	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	353,981
	407	Lehman ABS Manufactured Housing Contract Trust	6.63	(d)	04/15/40	417,611
	154	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	1.987	(d)	05/25/33	151,463
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	2.962	(d)	09/25/34	234,614
	286	MERIT Securities Corp.	7.776		12/28/33	291,130
	283	METAL LLC (Cayman Islands) (c)	4.581		10/15/42	204,422
	248	Mid-State Capital Corp. Trust	7.758		01/15/40	274,014
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (See Note 9)	1.167	(d)	08/25/34	281,205
	87	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.28% (See Note 9)	1.762	(d)	02/25/32	87,316
		Nationstar HECM Loan Trust
	1,390	(c)	5.682	(d)	11/25/29	1,246,010
	2,000	(c)	5.804	(d)	06/25/29	1,560,000
	2,700	(c)	6.00	(d)	07/25/28 - 11/25/28	2,261,127
		New Century Home Equity Loan Trust
	138	1 Month USD LIBOR + 0.80%	1.287	(d)	11/25/33	114,948
	145	1 Month USD LIBOR + 1.35%	1.837	(d)	03/25/33	134,926
	307	New Residential Mortgage LLC (c)	4.89		05/25/23	304,921

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		NewDay Funding PLC,
GBP	250	1 Month GBP LIBOR + 2.10% (United Kingdom) (c)	2.356	(d)%	08/15/26	$308,729
	400	1 Month GBP LIBOR + 2.40% (United Kingdom) (c)	2.656	(d)	12/15/26	497,301
	500	Newday Partnership Funding 2015-1 PLC, 1 Month GBP LIBOR + 2.40% (United Kingdom)	2.656	(d)	04/15/25	627,994
	200	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.356	(d)	12/15/27	244,773
	$381	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (c)	2.187	(d)	02/25/44	371,297
	200	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	2.062	(d)	12/25/34	185,591
		NRZ Excess Spread-Collateralized Notes
	216	(c)	4.374		01/25/23	209,090
	284	(c)	4.593		02/25/23	285,588
		Oakwood Mortgage Investors, Inc.
	849		7.405	(d)	06/15/31	221,792
	108		7.72		04/15/30	111,568
	231		7.84	(d)	11/15/29	235,714
		OnDeck Asset Securitization Trust II LLC
	400	(c)	3.14		11/18/24	376,197
	500	(c)	3.33		11/18/24	447,923
	300	OnDeck Asset Securitization Trust LLC (c)	4.02		04/18/22	168,000
	800	Oxford Finance Funding 2019-1 LLC (c)	4.459		02/15/27	817,046
	600	Oxford Finance Funding LLC (c)	3.101		02/15/28	593,117
		PNMAC GMSR Issuer Trust
	700	1 Month USD LIBOR + 2.35% (c)	2.837	(d)	04/25/23	585,777
	700	1 Month USD LIBOR + 2.65% (c)	3.137	(d)	08/25/25	581,716
	400	1 Month USD LIBOR + 2.85% (c)	3.337	(d)	02/25/23	335,789
	1,161	Pretium Mortgage Credit Partners I LLC (c)	2.858		05/27/59	1,045,959
	400	Progress Residential Trust (c)	4.38		03/17/35	390,345
	563	Prosper Marketplace Issuance Trust (c)	5.50		10/15/24	532,918
	235	PRPM 2018-1 LLC (c)	5.00	(d)	04/25/23	214,662
		PRPM LLC
	287	(c)	3.351		11/25/24	268,104
	494	(c)	3.967		04/25/24	460,114
	1,549	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,220,352

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		RCO V Mortgage LLC
	$916	(c)	3.475%		11/25/24	$894,064
	341	(c)	4.458		10/25/23	330,190
	536	ReadyCap Lending Small Business Loan Trust, PRIME - 0.50% (c)	2.75	(d)	12/27/44	492,911
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	256,392
	900	Republic FInance Issuance Trust (c)	3.43		11/22/27	806,162
	1,300	RMF Buyout Issuance Trust (c)	6.00	(d)	11/25/28	1,171,898
	241	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	191,826
	1,119	SFS Asset Securitization LLC (c)	4.238		06/10/25	1,107,499
		Shenton Aircraft Investment I Ltd.
	446	(c)	4.75		10/15/42	373,273
	326	(c)	5.75		10/15/42	187,686
	300	Skopos Auto Receivables Trust (c)	3.63		09/16/24	268,762
	1,000	Small Business Lending Trust 2020-A (c)	3.20		12/15/26	713,517
GBP	205	Small Business Origination Loan Trust, 1 Month GBP LIBOR + 2.00% (United Kingdom)	2.253	(d)	12/15/26	241,829
		Sprite Ltd.
	$398	(c)	4.25		12/15/37	318,422
	547	(c)	6.90		12/15/37	254,207
	1,132	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (c)	3.375		08/15/24	1,092,987
	894	Stanwich Mortgage Loan Trust (c)	3.475		11/16/24	887,789
	426	START Ireland (Bermuda) (c)	4.089		03/15/44	337,105
	600	Starwood Waypoint Homes Trust, 1 Month USD LIBOR + 3.40% (c)	4.214	(d)	01/17/35	568,909
	350	Tricon American Homes Trust (c)	5.151		09/17/34	330,003
		Upstart Securitization Trust
	105	(c)	4.445		12/22/25	103,670
	250	(c)	4.997		08/20/25	248,528
	316	WAVE Trust (c)	3.844		11/15/42	263,183
		Total Asset-Backed Securities (Cost $66,837,348)				58,576,044
		Collateralized Mortgage Obligations - Agency Collateral Series (2.2%)
		Federal Home Loan Mortgage Corporation,
		IO
	4,820		0.888	(d)	10/25/20	1,786
		IO REMIC
	618		2.175	(d)	08/15/42	24,363
	438		2.222	(d)	04/15/39	23,636
	215		2.253	(d)	10/15/41	12,146

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,269		2.32	(d)%	09/15/41	$73,701
416		2.336	(d)	10/15/39	24,007
821		2.34	(d)	10/15/40	53,908
135		4.00		04/15/39	1,800
85		5.00		08/15/41	11,278
1,000	6.00% - 1 Month USD LIBOR	5.186	(e)	11/15/43 - 06/15/44	168,266
118	6.05% - 1 Month USD LIBOR	5.236	(e)	04/15/39	2,264
	IO STRIPS
1,918		1.583	(d)	10/15/37	99,738
88		7.00		06/15/30	14,698
104		7.50		12/15/29	18,686
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	9.29	(e)	12/15/43	269,294
	Federal National Mortgage Association,
	IO
364	6.39% - 1 Month USD LIBOR	5.443	(e)	09/25/20	1,483
	IO REMIC
580		1.895	(d)	03/25/44	30,704
2,107		1.966	(d)	03/25/46	121,901
652		2.24	(d)	10/25/39	29,839
2,052		3.50		02/25/39 - 03/25/43	84,887
635	5.65% - 1 Month USD LIBOR	5.163	(e)	11/25/41	44,857
877	6.05% - 1 Month USD LIBOR	5.563	(e)	06/25/42	169,967
374	6.55% - 1 Month USD LIBOR	6.063	(e)	08/25/41	42,457
	IO STRIPS
29		7.00		11/25/27	5,286
78		8.00		05/25/30 - 06/25/30	11,976
36		8.50		10/25/24	4,647
	REMIC
39	1 Month USD LIBOR + 1.20%	1.687	(d)	12/25/23	39,343
37		4.633	(d)	04/25/39	37,166
	Government National Mortgage Association
596		4.00		11/20/49	634,817
	IO
2,077		0.753	(d)	08/20/58	48,425
1,425		3.50		06/20/41 - 10/16/42	215,996
255		4.50		05/20/40	17,745
60		5.00		02/16/41	9,413
538	6.00% - 1 Month USD LIBOR	5.282	(e)	08/20/42	113,205
706	6.10% - 1 Month USD LIBOR	5.382	(e)	04/20/41 - 08/20/42	147,293

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$642	6.14% - 1 Month USD LIBOR	5.422	(e)%	12/20/43	$116,036
464	6.30% - 1 Month USD LIBOR	5.582	(e)	09/20/43	69,965
323	6.55% - 1 Month USD LIBOR	5.756	(e)	08/16/34	48,693
	IO PAC
74		5.00		10/20/40	6,447
524	6.15% - 1 Month USD LIBOR	5.432	(e)	10/20/41	37,298
	IO REMIC
5,038		1.575	(d)	08/20/69	433,684
841		3.50		05/20/43	80,183
	REMIC
89	1 Month USD LIBOR + 0.45%	1.806	(d)	02/20/61	88,763
88	1 Month USD LIBOR + 0.70%	2.056	(d)	08/20/63	88,435
84	1 Month USD LIBOR + 0.77%	2.126	(d)	02/20/66	84,475
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,199,069)				3,664,957
	Commercial Mortgage-Backed Securities (4.1%)
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	89,335
350	BBCMS Trust (c)	4.427	(d)	09/10/28	343,118
247	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (c)	2.668	(d)	11/15/31	247,178
	Citigroup Commercial Mortgage Trust
220		4.724	(d)	09/10/58	195,817
	IO
2,169		1.045	(d)	09/10/58	83,761
	COMM Mortgage Trust
400	(c)	3.577	(d)	08/10/29	358,001
100	(c)	4.882	(d)	07/15/47	78,489
389	(c)	5.051	(d)	11/10/46	236,287
	IO
1,154		0.919	(d)	10/10/47	29,750
200	Commercial Mortgage Lease-Backed Certificates (c)	8.055	(d)	06/20/31	210,942
	Commercial Mortgage Pass-Through Certificates
187	(c)	4.771	(d)	02/10/47	155,525
	IO
2,332		0.735	(d)	02/10/47	44,982
1,443	COOF Securitization Trust, IO (c)	2.62	(d)	10/25/40	87,473
2,570	COOF Securitization Trust II, IO (c)	2.099	(d)	08/25/41	169,023
6,679	GS Mortgage Securities Corp. II, IO (c)	0.61	(d)	10/10/32	71,073

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		GS Mortgage Securities Trust
	$450		3.345%		07/10/48	$238,374
	370	(c)	4.903	(d)	08/10/46	225,582
		IO
	1,788		0.869	(d)	09/10/47	43,375
	1,544		1.222	(d)	04/10/47	41,376
	1,696	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.865	(d)	12/15/49	49,198
		JPMBB Commercial Mortgage Securities Trust
	267	(c)	4.834	(d)	04/15/47	212,065
	187	(c)	10.978		08/15/48	186,031
		IO
	3,138		0.921	(d)	01/15/47	71,410
		KGS-Alpha SBA COOF Trust,
		IO
	748	(c)	1.95	(d)	07/25/41	93,505
	1,066	(c)	3.325	(d)	04/25/40	66,452
		Natixis Commercial Mortgage Securities Trust
	720	(c)	3.902		10/15/36	666,166
	600	(c)	4.272	(d)	05/15/39	515,684
	600	(c)	4.556	(d)	02/15/39	541,845
CAD	9,966	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.223	(d)	02/12/55	475,256
	$500	SG Commercial Mortgage Securities Trust (c)	4.66	(d)	02/15/41	464,260
	3,959	UBS Commercial Mortgage Trust, IO	1.053	(d)	03/15/51	220,493
	306	Wells Fargo Commercial Mortgage Trust (c)	3.153		09/15/57	219,392
		Total Commercial Mortgage-Backed Securities (Cost $7,273,516)				6,731,218
		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $235,451)	0.00	(d)	11/10/28	176,120
		Mortgages - Other (37.8%)
	146	Adjustable Rate Mortgage Trust	3.776	(d)	04/25/35	133,020
GBP	281	Alba 2005-1 PLC (United Kingdom)	1.332		11/25/42	315,724
		Alternative Loan Trust
	83		5.50		02/25/25 - 01/25/36	73,191
	245		5.75		03/25/34	249,090
	373		6.25	(d)	08/25/37	301,030
	97	40.02% - 6 x 1 Month USD LIBOR	37.097	(e)	05/25/37	222,505
	991	American Home Mortgage Investment Trust, IO	2.078		05/25/47	176,200

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$53	Angel Oak Mortgage Trust LLC (c)	3.644	(d)%	01/25/47	$53,339
		Banc of America Funding Trust
	51		5.25		07/25/37	49,722
	541		5.50		09/25/35	568,701
	141	Banc of America Mortgage Trust	5.50		04/25/35	140,689
	720	Bear Stearns ARM Trust 2004-1	3.427	(d)	04/25/34	681,704
	690	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	23.493	(e)	03/25/36	548,118
	5,791	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	139,650
	1,057	BRAVO Residential Funding Trust (c)	3.50	(d)	10/25/44	1,080,385
		Cascade Funding Mortgage Trust
	1,177	(c)	2.80	(d)	06/25/69	1,179,895
	2,343	(c)	4.00	(d)	10/25/68	1,936,088
	302	(c)	4.58		06/25/48	284,144
	200	(c)	5.804		06/25/48	173,789
	300	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)	3.237	(d)	05/25/23	254,329
		CHL Mortgage Pass-Through Trust
	275		3.205	(d)	09/25/34	202,996
	133		3.562	(d)	05/20/34	122,127
	256		4.225	(d)	10/25/33	249,762
	345		5.50		10/25/34	341,895
	100		6.00		12/25/36	84,631
CAD	198	Classic RMBS Trust (Canada) (c)	3.064		08/16/49	142,374
GBP	159	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.937	(d)	12/15/40	152,692
	$387	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	4.247	(d)	02/25/32	353,083
		CSFB Mortgage-Backed Pass-Through Certificates
	398		3.774	(d)	05/25/34	383,198
	468		6.50		11/25/35	146,744
EUR	684	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00	(d)	10/15/24	674,555
	600	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.335	(d)	05/25/57	583,926
	500	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Netherlands)	7.715	(d)	05/25/52	462,110
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.339	(d)	04/25/38	148,051
	253	E-MAC NL BV, 3 Month EURIBOR + 0.18% (Netherlands)	2.099	(d)	07/25/36	253,522

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$317	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	1.839	(d)%	01/25/48	$304,771
	176	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	1.839	(d)	04/25/48	171,755
	373	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.407	(d)	04/17/41	375,574
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.457	(d)	04/17/41	155,240
	267	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(d)	08/02/50	245,129
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (c)	0.981	(d)	12/15/44	467,247
		Eurosail BV
EUR	850	3 Month EURIBOR + 1.80%	1.55	(d)	10/17/40	840,665
	300	3 Month EURIBOR + 2.20%	1.95	(d)	10/17/40	276,318
	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.85	(d)	04/17/40	377,098
		Federal Home Loan Mortgage Corporation
	2,393		3.00		09/25/45 - 05/25/47	2,414,985
	705		3.50		05/25/45 - 05/25/47	723,138
		FMC GMSR Issuer Trust
	750	(c)	4.23	(d)	09/25/24	593,758
	1,200	(c)	5.07	(d)	05/25/24	1,029,990
	451	Galton Funding Mortgage Trust (c)	4.00	(d)	11/25/57- 02/25/59	459,803
EUR	526	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(d)	06/21/46	467,843
	$371	Government National Mortgage Association	4.50		02/20/47	378,607
		Great Hall Mortgages No 1 PLC
EUR	500	3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(d)	03/18/39	476,973
GBP	500	3 Month GBP LIBOR + 0.30% (United Kingdom)	0.833	(d)	06/18/39	544,151
	$35	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	0.647	(d)	02/25/37	34,968
	227	GSAA Trust	6.00		04/01/34	234,052
		GSR Mortgage Loan Trust
	42	1 Month USD LIBOR + 0.25%	0.737	(d)	03/25/35	17,869
	281		4.11	(d)	12/25/34	266,813
	474		4.207	(d)	12/25/34	445,388
	168		5.00		02/25/34	169,218
	7		5.50		11/25/35	6,742
	181		6.00		09/25/35	187,579

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$212	HarborView Mortgage Loan Trust	4.056	(d)%	05/19/33	$203,003
	300	Headlands Residential LLC (c)	3.967		06/25/24	273,157
	128	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	1.282	(d)	10/25/34	116,475
	293	IndyMac INDX Mortgage Loan Trust	4.059	(d)	11/25/34	271,312
	155	JP Morgan Mortgage Trust (c)	3.598	(d)	07/27/37	149,110
EUR	256	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.172	(d)	06/17/38	255,644
	315	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(d)	06/15/45	309,449
	528	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(d)	09/16/48	487,968
		LHOME Mortgage Trust
	$400	(c)	3.228		10/25/24	370,346
	600	(c)	3.868		07/25/24	562,062
	600	(c)	4.58		10/25/23	579,979
EUR	323	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(d)	12/01/60	291,996
		Mansard Mortgages PLC
GBP	204	3 Month GBP LIBOR + 0.30% (United Kingdom)	0.966	(d)	04/15/49	223,907
	167	3 Month GBP LIBOR + 0.60% (United Kingdom)	1.268	(d)	10/15/48	178,902
	500	Mansard Mortgages 2007-2 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.287	(d)	12/15/49	547,521
	$36	MASTR Adjustable Rate Mortgages Trust	4.469	(d)	02/25/36	34,547
		MASTR Alternative Loan Trust
	154		5.00		05/25/18	162,031
	154		6.00		05/25/33	162,727
	209	MASTR Asset Securitization Trust	5.50		10/25/25	205,846
	149	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	140,318
	450	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	3.91	(d)	09/28/32	293,927
		Merrill Lynch Mortgage Investors Trust
	23	6 Month USD LIBOR + 0.50%	1.473	(d)	04/25/29	21,715
	102		3.914	(d)	08/25/33	95,003
	67		4.159	(d)	01/25/37	66,409
	189		4.236	(d)	02/25/34	178,223
EUR	500	Monastery 2004-I BV, 3 Month EURIBOR + 2.75% (Netherlands)	2.322	(d)	03/17/37	532,677
	$130	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	3.277	(d)	03/25/33	121,346

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$83	Morgan Stanley Mortgage Loan Trust (See Note 9)	4.167	(d)%	02/25/34	$76,549
	295	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (c)	0.65	(d)	02/25/42	281,119
GBP	500	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.706	(d)	03/13/46	579,647
	$232	National City Mortgage Capital Trust	6.00		03/25/38	229,481
GBP	349	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.487	(d)	12/15/50	400,610
	$337	NRPL Trust (c)	4.25		07/25/67	327,890
	300	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, 1 Month USD LIBOR + 2.03%	2.512	(d)	02/25/35	292,211
EUR	600	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.00	(d)	09/15/39	533,700
	$781	PMC PLS ESR Issuer LLC (c)	5.069		11/25/24	736,449
		PRPM LLC
	728	(c)	3.50	(d)	10/25/24	666,212
	501	(c)	4.50		01/25/24	482,018
	426	RALI Trust	6.00		05/25/36- 06/25/36	387,439
	150	RBSSP Resecuritization Trust (c)	25.127	(d)	09/26/37	269,752
	232	RCO Trust (c)	4.27	(d)	12/26/53	236,563
AUD	367	RedZed Trust, BBSW1M + 1.40% (Australia)	1.597	(d)	03/09/56	237,081
	$311	Reperforming Loan REMIC Trust (c)	8.50		06/25/35	330,789
	13,632	Residential Asset Securitization Trust, IO	0.50		04/25/37	367,678
EUR	518	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(d)	12/15/43	460,462
	$1,100	RMF Buyout Issuance Trust (c)	4.23	(d)	07/25/29	988,471
	1,600	RMF Buyout Issuance Trust 2020-1 (c)	4.191	(d)	02/25/30	1,407,456
		Rochester Financing No. 2 PLC
GBP	200	3 Month GBP LIBOR + 2.25% (United Kingdom)	2.763	(d)	06/18/45	243,000
	300	3 Month GBP LIBOR + 2.75% (United Kingdom)	3.263	(d)	06/18/45	360,482
		Seasoned Credit Risk Transfer Trust
	8,205		3.00		09/25/55 - 02/25/59	8,728,045
	1,199		3.25		07/25/56 - 06/25/57	1,267,228
	600	(c)	3.75	(d)	09/25/55	468,389
	2,643	(c)	4.00	(d)	08/25/56 - 02/25/59	2,726,732
	1,028	(c)	4.50	(d)	06/25/57 - 02/25/59	855,493
	1,100	(c)	4.75	(d)	07/25/58 - 10/25/58	841,541
	419	Seasoned Loans Structured Transaction	3.00	(d)	04/25/58	410,796

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Sequoia Mortgage Trust
	$761	1 Month USD LIBOR + 0.64%	1.358	(d)%	04/19/27	$711,780
	128	1 Month USD LIBOR + 0.78%	1.498	(d)	01/20/36	111,933
	1,121	Silver Hill Trust (c)	3.102	(d)	11/25/49	1,116,685
	382	Structured Adjustable Rate Mortgage Loan Trust	3.815	(d)	02/25/35	341,152
		Structured Asset Mortgage Investments II Trust
	152	1 Month USD LIBOR + 0.46%	0.947	(d)	05/25/45	136,354
	87		1.899	(d)	04/19/35	75,261
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
	360		4.615	(d)	11/25/30	333,605
	234		4.75		10/25/34	236,893
	726	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	2.337	(d)	05/25/47	566,646
EUR	700	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(d)	12/28/50	596,073
GBP	500	THRONES PLC, 3 Month GBP LIBOR + 2.25% (United Kingdom)	2.783	(d)	03/18/50	625,271
	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.068	(d)	07/15/51	297,950
	$250	TVC Mortgage Trust (c)	3.474		09/25/24	205,359
	143	Washington Mutual Mortgage Pass-Through Certificates Trust	4.309	(d)	09/25/33	132,437
		Total Mortgages - Other (Cost $64,462,607)				62,044,935
		Short-Term Investments (3.4%)
		U.S. Treasury Security (0.5%)
	733	U.S. Treasury Bill (f)(g)	1.534		07/30/20	732,845
NUMBER OF SHARES (000)
		Investment Company (2.9%)
	4,748	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $4,748,320)				4,748,320
		Total Short-Term Investments (Cost $5,478,568)				5,481,165
		Total Investments (Cost $179,496,696) (h)(i)			103.8%	170,521,945
		Liabilities in Excess of Other Assets			(3.8)	(6,191,688)
		Net Assets			100.0%	$164,330,257

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

  CMT  Constant Maturity Treasury Note Rate.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  PRIME  Daily US Prime Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Par is less than $500.

  (b)  Security is subject to delayed delivery.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (e)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2020.

  (f)  Rate shown is the yield to maturity at April 30, 2020.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (i)  At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,145,700 and the aggregate gross unrealized depreciation is $13,633,744, resulting in net unrealized depreciation of $6,488,044.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA		$789,112	EUR	719,000	06/10/20	$(643)
Barclays Bank PLC	GBP	6,892,067		$9,034,018	06/10/20	352,182
Barclays Bank PLC		$118,815	AUD	205,376	06/10/20	15,035
Barclays Bank PLC		$21,904	GBP	17,589	06/10/20	252
BNP Paribas SA		$33,601	AUD	56,090	06/10/20	2,954
BNP Paribas SA		$25,259	CAD	35,866	06/10/20	509
Citibank NA	AUD	611,803		$407,663	06/10/20	8,934
Citibank NA		$1,487	CAD	2,138	06/10/20	49
Goldman Sachs International		$232,177	GBP	194,000	06/10/20	12,202
HSBC Bank PLC		$902,047	GBP	717,322	06/10/20	1,553
JPMorgan Chase Bank NA	AUD	1,924		$1,139	06/10/20	(115)
JPMorgan Chase Bank NA	EUR	63,221		$69,484	06/10/20	154
JPMorgan Chase Bank NA		$5,518	CAD	7,667	06/10/20	(10)
JPMorgan Chase Bank NA		$12,137	CAD	17,070	06/10/20	128
JPMorgan Chase Bank NA		$1,631,448	EUR	1,476,919	06/10/20	(11,830)
JPMorgan Chase Bank NA		$622,876	EUR	574,000	06/10/20	6,583
JPMorgan Chase Bank NA		$2,435,088	EUR	2,237,828	06/10/20	18,956
JPMorgan Chase Bank NA		$96,266	EUR	87,713	06/10/20	(78)
JPMorgan Chase Bank NA		$1,038,888	EUR	955,461	06/10/20	8,889
JPMorgan Chase Bank NA		$1,092,412	EUR	1,005,918	06/10/20	10,697
JPMorgan Chase Bank NA		$974,880	GBP	804,753	06/10/20	38,855
JPMorgan Chase Bank NA		$177,113	GBP	152,000	06/10/20	14,359
Royal Bank Of Canada	CAD	1,569,650		$1,159,247	06/10/20	31,509
State Street Bank and Trust Co.	EUR	16,662,513		$19,033,772	06/10/20	761,346
						$1,272,470

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2020 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 30 yr. Bond	55	Jun-20	$5,500	$9,956,719	$1,027,653
U.S. Treasury 10 yr. Ultra Long Bond	40	Jun-20	4,000	6,281,250	393,231
U.S. Treasury Ultra Long Bond	8	Jun-20	800	1,798,250	231,473
U.S. Treasury 10 yr. Note	22	Jun-20	2,200	3,059,375	20,624
Short:
U.S. Treasury 2 yr. Note	54	Jun-20	(10,800)	(11,903,203)	(1,688)
U.S. Treasury 5 yr. Note	502	Jun-20	(50,200)	(62,993,156)	(457,056)
					$1,214,237

Currency Abbreviations

AUD  Australian Dollar.

CAD  Canadian Dollar.

EUR  Euro.

GBP  British Pound.

USD  United States Dollars.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2020 (unaudited)

Assets:
Investments in securities, at value (cost $174,133,156)	$165,207,209
Investment in affiliates, at value (cost $5,363,540)	5,314,736
Total investments in securities, at value (cost $179,496,696)	170,521,945
Unrealized appreciation on open foreign currency forward exchange contracts	1,285,146
Cash (including foreign currency valued at $199,944 with a cost of $197,642)	257,116
Receivable for:
Investments sold	30,507,852
Interest and paydown	476,558
Shares of beneficial interest sold	223,804
Dividends from affiliate	698
Prepaid expenses and other assets	107,462
Total Assets	203,380,581
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	12,676
Due to broker	590,000
Payable for:
Investments purchased	37,812,031
Shares of beneficial interest redeemed	290,698
Variation margin on open futures contracts	55,488
Trustees' fees	42,266
Transfer and sub transfer agent fees	36,109
Advisory fee	30,733
Dividends to shareholders	28,244
Distribution fee	15,111
Administration fee	11,197
Accrued expenses and other payables	125,771
Total Liabilities	39,050,324
Net Assets	$164,330,257
Composition of Net Assets:
Paid-in-capital	$173,224,614
Total Accumulated Loss	(8,894,357)
Net Assets	$164,330,257
Class A Shares:
Net Assets	$49,597,561
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,110,427
Net Asset Value Per Share	$8.12
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$8.39
Class L Shares:
Net Assets	$1,074,548
Shares Outstanding (unlimited shares authorized, $0.01 par value)	133,567
Net Asset Value Per Share	$8.05
Class I Shares:
Net Assets	$108,293,588
Shares Outstanding (unlimited shares authorized, $0.01 par value)	13,573,937
Net Asset Value Per Share	$7.98
Class C Shares:
Net Assets	$5,354,536
Shares Outstanding (unlimited shares authorized, $0.01 par value)	665,009
Net Asset Value Per Share	$8.05
Class IS Shares:
Net Assets	$10,024
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,257
Net Asset Value Per Share	$7.98

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2020 (unaudited)

Net Investment Income: Income
Interest	$3,850,002
Interest and dividends from affiliate (Note 9)	89,881
Total Income	3,939,883
Expenses
Advisory fee (Note 4)	477,365
Distribution fee (Class A shares) (Note 5)	74,409
Distribution fee (Class L shares) (Note 5)	2,837
Distribution fee (Class C shares) (Note 5)	31,183
Sub transfer agent fees and expenses (Class A shares)	28,689
Sub transfer agent fees and expenses (Class L shares)	401
Sub transfer agent fees and expenses (Class I shares)	67,168
Sub transfer agent fees and expenses (Class C shares)	1,795
Professional fees	82,798
Administration fee (Note 4)	81,254
Registration fees	38,870
Transfer agent fees and expenses (Class A shares) (Note 6)	12,571
Transfer agent fees and expenses (Class L shares) (Note 6)	1,241
Transfer agent fees and expenses (Class I shares) (Note 6)	15,229
Transfer agent fees and expenses (Class C shares) (Note 6)	1,366
Transfer agent fees and expenses (Class IS shares) (Note 6)	870
Custodian fees (Note 7)	25,509
Shareholder reports and notices	21,528
Trustees' fees and expenses	5,031
Other	37,978
Total Expenses	1,008,092
Less: waiver of Advisory fees (Note 4)	(110,024)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(11,317)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(789)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(48,503)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(870)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(10,065)
Net Expenses	826,524
Net Investment Income	3,113,359
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(464,339)
Investments in affiliates (Note 9)	1,160
Futures contracts	(1,911,736)
Foreign currency forward exchange contracts	(788,426)
Foreign currency translation	(79,983)
Net Realized Loss	(3,243,324)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,405,667)
Investments in affiliates (Note 9)	(67,516)
Futures contracts	1,464,434
Foreign currency forward exchange contracts	1,893,464
Foreign currency translation	1,667
Net Change in Unrealized Appreciation (Depreciation)	(11,113,618)
Net Loss	(14,356,942)
Net Decrease	$(11,243,583)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,113,359	$5,699,243
Net realized gain (loss)	(3,243,324)	4,831,034
Net change in unrealized appreciation (depreciation)	(11,113,618)	3,294,495
Net Increase (Decrease)	(11,243,583)	13,824,772
Dividends and Distributions to Shareholders:
Class A shares	(1,601,843)	(1,909,619)
Class B shares*	—	(1,093)
Class L shares	(28,354)	(32,731)
Class I shares	(3,776,483)	(3,602,449)
Class C shares	(143,158)	(127,304)
Class IS shares	(295)	(358)
Total Dividends and Distributions to Shareholders	(5,550,133)	(5,673,554)
Net increase (decrease) from transactions in shares of beneficial interest	(16,066,915)	59,342,446
Net Increase (Decrease)	(32,860,631)	67,493,664
Net Assets:
Beginning of period	197,190,888	129,697,224
End of Period	$164,330,257	$197,190,888

*  All Class B shares were redeemed/converted to Class A shares as of March 26, 2019.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class IS shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2020:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$33,847,506	$—	$33,847,506
Asset-Backed Securities	—	58,576,044	—	58,576,044
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,664,957	—	3,664,957
Commercial Mortgage-Backed Securities	—	6,731,218	—	6,731,218
Corporate Bond	—	176,120	—	176,120
Mortgages — Other	—	62,044,935	—	62,044,935
Total Fixed Income Securities	—	165,040,780	—	165,040,780
Short-Term Investments
U.S. Treasury Security	—	732,845	—	732,845
Investment Company	4,748,320	—	—	4,748,320
Total Short-Term Investments	4,748,320	732,845	—	5,481,165
Foreign Currency Forward Exchange Contracts	—	1,285,146	—	1,285,146
Futures Contracts	1,672,981	—	—	1,672,981
Total Assets	6,421,301	167,058,771	—	173,480,072

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(12,676)	$—	$(12,676)
Futures Contracts	(458,744)	—	—	(458,744)
Total Liabilities	(458,744)	(12,676)	—	(471,420)
Total	$5,962,557	$167,046,095	$—	$173,008,652

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2020:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$1,672,981	(a)	Variation margin on open futures contracts	$(458,744	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	1,285,146		Unrealized depreciation on open foreign currency forward exchange contracts	(12,676)
		$2,958,127			$(471,420)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2020 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(1,911,736)	$—
Currency Risk	—	(788,426)
Total	$(1,911,736)	$(788,426)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$1,464,434	$—
Currency Risk	—	1,893,464
Total	$1,464,434	$1,893,464

At April 30, 2020, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$1,285,146	$(12,676)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2020:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(d)	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$367,469	$—	$(367,469)	$0
BNP Paribas SA	3,463	—	—	3,463
Citibank NA	8,983	—	—	8,983
Goldman Sachs International	12,202	—	—	12,202
HSBC Bank PLC	1,553	—	—	1,553
JPMorgan Chase Bank NA	98,621	(12,033)	—	86,588
Royal Bank of Canada	31,509	—	(31,509)	0
State Street Bank and Trust Co.	761,346	—	—	761,346
Total	$1,285,146	$(12,033)	$(398,978)	$874,135

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$643	$—	$—	$643
JPMorgan Chase Bank NA	12,033	(12,033)	—	0
Total	$12,676	$(12,033)	$—	$643

(d)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended April 30, 2020, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$37,029,985
Futures Contracts:
Average monthly original value	$145,649,627

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.35% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class IS. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2020, $110,024 of advisory fees were waived and $61,479 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2020, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50%, and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2020, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $163 and $230, respectively, and received $6,788 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2020		FOR THE YEAR ENDED OCTOBER 31, 2019
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	689,418	$5,987,837	1,772,488	$15,248,092
Conversion from Class B	—	—	11,731	100,115
Reinvestment of dividends and distributions	182,133	1,563,428	215,614	1,859,121
Redeemed	(2,049,843)	(17,534,404)	(1,886,456)	(16,196,297)
Net increase (decrease) — Class A	(1,178,292)	(9,983,139)	113,377	1,011,031
CLASS B SHARES*
Exchanged	—	—	6,209	51,669
Conversion to Class A	—	—	(11,998)	(100,115)
Reinvestment of dividends	—	—	123	1,019
Redeemed	—	—	(15,568)	(128,294)
Net decrease — Class B	—	—	(21,234)	(175,721)
CLASS L SHARES
Exchanged	153	1,314	—	—
Reinvestment of dividends and distributions	3,278	27,856	3,765	32,160
Redeemed	(3,812)	(32,009)	(8,206)	(69,678)
Net decrease — Class L	(381)	(2,839)	(4,441)	(37,518)
CLASS I SHARES
Sold	6,772,131	57,313,066	14,976,289	126,915,769
Reinvestment of dividends and distributions	434,868	3,661,379	411,883	3,501,852
Redeemed	(8,181,384)	(66,754,370)	(8,575,466)	(73,370,773)
Net increase (decrease) — Class I	(974,385)	(5,779,925)	6,812,706	57,046,848
CLASS C SHARES
Sold	253,144	2,180,020	320,778	2,737,759
Reinvestment of dividends and distributions	16,561	141,073	14,745	126,240
Redeemed	(312,681)	(2,622,400)	(159,584)	(1,366,400)
Net increase (decrease) — Class C	(42,976)	(301,307)	175,939	1,497,599
CLASS IS SHARES
Reinvestment of dividends and distributions	35	295	24	207
Net increase (decrease) in Fund	(2,195,999)	$(16,066,915)	7,076,371	$59,342,446

*  All Class B shares were redeemed/converted to Class A shares as of March 26, 2019.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2020, aggregated $261,322,462 and $268,571,833, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $217,612,326 and $222,411,959, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2020, advisory fees paid were reduced by $10,065 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2020 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2019	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN	CHANGE IN UNREALIZED DEPRECAITION	VALUE APRIL 30, 2020
Liquidity Funds	$8,965,056	$69,238,041	$73,454,777	$80,318	$—	$—	$4,748,320
Morgan Stanley Dean Witter Capital I, Inc. Trust	280,241	—	60,917	4,127	1,211	(11,873)	208,662
Morgan Stanley ABS Capital I, Inc. Trust	326,607	—	—	3,711	—	(45,402)	281,205
Morgan Stanley Mortgage Loan Trust	89,231	—	2,390	1,725	(51)	(10,241)	76,549
	$9,661,135	$69,238,041	$73,518,084	$89,881	$1,160	$(67,516)	$5,314,736

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2020, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $144. At April 30, 2020, the Fund had an accrued pension liability of $42,266, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally,

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

each of the tax years in the four-year period ended October 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 DISTRIBUTIONS PAID FROM:	2018 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$5,673,554	$4,019,292

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2019:

TOTAL DISTRIBUTABLE EARNINGS	PAID-IN-CAPITAL
$(982,771)	$982,771

At October 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,303,822	$172,431

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

During the year ended October 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $1,610,916.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2020, the Fund did not have any borrowings under the Facility.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2020 (unaudited) continued

13. Other

At April 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.8%.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of March 31, 2020 and it did not have an impact on the Fund's financial statements.

15. Subsequent Event

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.79		$8.39		$8.65		$8.58		$8.46		$8.69
Income (loss) from investment operations:
Net investment income	0.00	(2)	0.26		0.29		0.29		0.33		0.31
Net realized and unrealized gain (loss)	(0.45)		0.41		(0.26)		0.09		0.21		(0.06)
Total income (loss) from investment operations	(0.45)		0.67		0.03		0.38		0.54		0.25
Less distributions from:
Net investment income	(0.19)		(0.27)		(0.29)		(0.27)		(0.42)		(0.48)
Net realized gain	(0.03)		—		—		—		—		—
Paid-in-capital	—		—		—		(0.04)		—		—
Total distributions	(0.22)		—		(0.29)		(0.31)		(0.42)		(0.48)
Net asset value, end of period	$8.12		$8.79		$8.39		$8.65		$8.58		$8.46
Total Return(3)	(5.18	)%(7)	8.04%		0.32%		4.55%		6.70	%(4)	2.83%
Ratios to Average Net Assets:
Net expenses	0.99	%(5)(6)(8)	0.98	%(5)(6)	0.98	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)
Net investment income	2.85	%(5)(6)(8)	3.10	%(5)(6)	3.39	%(5)(6)	3.54	%(5)(6)	3.58	%(5)(6)	2.44	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.02%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$49,598		$64,085		$60,170		$55,572		$52,840		$54,369
Portfolio turnover rate	133	%(7)	261%		370%		284%		253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005 per share.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2020	1.15%	2.69%
October 31, 2019	1.20	2.88
October 31, 2018	1.31	3.06
October 31, 2017	1.34	3.19
October 31, 2016	1.30	3.27
October 31, 2015	1.56	1.87

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.71		$8.31		$8.57		$8.51		$8.38		$8.62
Income (loss) from investment operations:
Net investment income	0.00	(2)	0.23		0.27		0.26		0.30		0.28
Net realized and unrealized gain (loss)	(0.45)		0.41		(0.27)		0.09		0.22		(0.06)
Total income (loss) from investment operations	(0.45)		0.64		0.00	(2)	0.35		0.52		0.22
Less distributions from:
Net investment income	(0.18)		(0.24)		(0.26)		(0.25)		(0.39)		(0.46)
Net realized gain	(0.03)		—		—		—		—		—
Paid-in-capital	—		—		—		(0.04)		—		—
Total distributions	(0.21)		—		(0.26)		(0.29)		(0.39)		(0.46)
Net asset value, end of period	$8.05		$8.71		$8.31		$8.57		$8.51		$8.38
Total Return(3)	(5.37	)%(7)	7.81%		0.03%		4.17%		6.45	%(4)	2.55%
Ratios to Average Net Assets:
Net expenses	1.29	%(5)(6)(8)	1.28	%(5)(6)	1.28	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)
Net investment income	2.59	%(5)(6)(8)	2.84	%(5)(6)	3.14	%(5)(6)	3.30	%(5)(6)	3.33	%(5)(6)	2.18	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.02%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,075		$1,167		$1,150		$1,904		$2,194		$2,976
Portfolio turnover rate	133	%(7)	261%		370%		284%		253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2020	1.55%	2.33%
October 31, 2019	1.71	2.41
October 31, 2018	1.66	2.76
October 31, 2017	1.65	2.94
October 31, 2016	1.58	3.04
October 31, 2015	1.79	1.68

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.64		$8.24		$8.50		$8.43		$8.31		$8.55
Income (loss) from investment operations:
Net investment income	0.00	(2)	0.28		0.32		0.31		0.35		0.34
Net realized and unrealized gain (loss)	(0.43)		0.41		(0.27)		0.10		0.21		(0.07)
Total income (loss) from investment operations	(0.43)		0.69		0.05		0.41		0.56		0.27
Less distributions from:
Net investment income	(0.20)		(0.29)		(0.31)		(0.30)		(0.44)		(0.51)
Net realized gain	(0.03)		—		—		—		—		—
Paid-in-capital	—		—		—		(0.04)		—		—
Total distributions	(0.23)		(0.29)		(0.31)		(0.34)		(0.44)		(0.51)
Net asset value, end of period	$7.98		$8.64		$8.24		$8.50		$8.43		$8.31
Total Return(3)	(5.00	)%(7)	8.53%		0.64%		4.96%		7.04	%(4)	3.19%
Ratios to Average Net Assets:
Net expenses	0.69	%(5)(6)(8)	0.69	%(5)(6)	0.68	%(5)(6)	0.68	%(5)(6)	0.69	%(5)(6)	0.69	%(5)(6)
Net investment income	3.20	%(5)(6)(8)	3.42	%(5)(6)	3.75	%(5)(6)	3.89	%(5)(6)	3.95	%(5)(6)	2.31	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.02%		0.02%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$108,294		$125,752		$63,767		$52,054		$42,881		$36,954
Portfolio turnover rate	133	%(7)	261%		370%		284%		253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2020	0.88%	3.01%
October 31, 2019	0.94	3.17
October 31, 2018	1.05	3.38
October 31, 2017	1.05	3.52
October 31, 2016	1.02	3.62
October 31, 2015	1.33	1.67

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,								PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2020		2019		2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.72		$8.32		$8.58		$8.51		$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.00	(3)	0.19		0.22		0.22		0.26		0.02
Net realized and unrealized gain (loss)	(0.48)		0.41		(0.26)		0.09		0.22		(0.04)
Total income (loss) from investment operations	(0.48)		0.60		(0.04)		0.31		0.48		(0.02)
Less distributions from:
Net investment income	(0.16)		(0.20)		(0.22)		(0.20)		(0.35)		(0.19)
Net realized gain	(0.03)		—		—		—		—		—
Paid-in-capital	—		—		—		(0.04)		—		—
Total distributions	(0.19)		(0.20)		(0.22)		(0.24)		(0.35)		(0.19)
Net asset value, end of period	$8.05		$8.72		$8.32		$8.58		$8.51		$8.38
Total Return(4)	(5.57	)%(8)	7.31%		(0.47)%		3.73%		5.91	%(5)	(0.24	)%(8)
Ratios to Average Net Assets:
Net expenses	1.74	%(6)(7)(9)	1.74	%(6)(7)	1.78	%(6)(7)	1.78	%(6)(7)	1.79	%(6)(7)	1.78	%(6)(7)(9)
Net investment income (loss)	2.13	%(6)(7)(9)	2.36	%(6)(7)	2.62	%(6)(7)	2.68	%(6)(7)	2.78	%(6)(7)	(0.26	%)(6)(7)(9)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.02%		0.02%		0.02%		0.01%		0.02	%(9)
Supplemental Data:
Net assets, end of period, in thousands	$5,355		$6,176		$4,427		$2,379		$807		$88
Portfolio turnover rate	133	%(8)	261%		370%		284%		253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2020	1.86%	2.01%
October 31, 2019	1.92	2.18
October 31, 2018	2.07	2.34
October 31, 2017	2.21	2.25
October 31, 2016	2.22	2.35
October 31, 2015	15.90	(14.38)

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2020		FOR THE YEAR ENDED OCTOBER 31, 2019		PERIOD FROM JUNE 15, 2018(1) TO OCTOBER 31, 2018
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.64		$8.24		$8.35
Income (loss) from investment operations:
Net investment income	0.00	(2)	0.29		0.12
Net realized and unrealized gain (loss)	(0.42)		0.41		(0.12)
Total income (loss) from investment operations	(0.42)		0.70		0.00	(2)
Less distributions from:
Net Investment income	(0.21)		(0.30)		(0.11)
Net realized gain	(0.03)		—		—
Total distributions	(0.24)		(0.30)		(0.11)
Net asset value, end of period	$7.98		$8.64		$8.24
Total Return(3)	(4.98	)%(6)	8.58%		0.07	%(6)
Ratios to Average Net Assets:
Net expenses	0.64	%(4)(5)(7)	0.63	%(4)(5)	0.62	%(4)(5)(7)
Net investment income	3.26	%(4)(5)(7)	3.53	%(4)(5)	3.77	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.02%		0.03	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$10		$11		$10
Portfolio turnover rate	133	%(6)	261%		370%

(1)  Commencement of Offering.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2020	17.48%	(13.58)%
October 31, 2019	21.33	(17.17)
October 31, 2018	13.46	(9.07)

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of [Directors/Trustees] (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued  April 2019

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2020 Morgan Stanley

MTGSAN
3101240 EXP. 06.30.21

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2020